Other receivables, deposits and prepayments	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other receivables, deposits and prepayments
12.	Other receivables, deposits and prepayments

	2024	2023
	Restated
	USD	USD

Other receivables	3,345	138,523
Deposits	197,575	130,891
Prepayments	33,953	36,996

	234,873	306,410

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other receivables, deposits and prepayments
12.	Other receivables, deposits and prepayments

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Other receivables	54,662	27,995
Deposits	235,735	199,686
Prepayments	18,911	12,690

	309,308	240,371